Vanguard U.S. Minimum Volatility ETF

Schedule of Investments (unaudited)
As of August 31, 2019

			Market
			Value
		Shares	($000)
Common Stocks (99.6%)1
Consumer Discretionary (15.2%)
	Yum! Brands Inc.	6,809	795
	McDonald's Corp.	3,633	792
	Graham Holdings Co. Class B	885	623
*	AutoZone Inc.	500	551
*	OneSpaWorld Holdings Ltd.	27,844	437
	Dollar General Corp.	2,729	426
*	Murphy USA Inc.	4,272	382
*	Liberty Media Corp-Liberty Braves Class C	13,151	361
*	Rent-A-Center Inc.	14,111	360
*	Madison Square Garden Co. Class A	1,218	307
	TJX Cos. Inc.	5,262	289
*	Lindblad Expeditions Holdings Inc.	14,478	270
	New Media Investment Group Inc.	28,774	253
*	Bright Horizons Family Solutions Inc.	1,326	219
	Walmart Inc.	1,639	187
	AMERCO	501	176
	Walt Disney Co.	1,134	156
*	Liberty Media Corp-Liberty Braves Class A	5,620	154
	Haverty Furniture Cos. Inc.	7,162	137
*	Henry Schein Inc.	2,014	124
	Ruth's Hospitality Group Inc.	6,118	119
	Cracker Barrel Old Country Store Inc.	708	117
	Cable One Inc.	82	107
	Emerald Expositions Events Inc.	8,735	84
	Scholastic Corp.	2,365	83
	Carriage Services Inc. Class A	3,884	83
	Service Corp. International	1,454	67
	Columbia Sportswear Co.	672	63
	Acushnet Holdings Corp.	2,394	62
*	Liberty Media Corp-Liberty SiriusXM Class A	1,388	56
	Ethan Allen Interiors Inc.	2,799	48
*	Carrols Restaurant Group Inc.	6,143	45
	PriceSmart Inc.	721	44
	Viad Corp.	569	37
*	Dollar Tree Inc.	187	19
*	Monarch Casino & Resort Inc.	291	13
	Omnicom Group Inc.	145	11
			8,057
Consumer Staples (10.9%)
	Procter & Gamble Co.	6,314	759
	Hershey Co.	4,397	697
	Tootsie Roll Industries Inc.	15,243	559
	Lancaster Colony Corp.	3,623	529
*	Sprouts Farmers Market Inc.	23,516	422
	Weis Markets Inc.	9,941	380
	Colgate-Palmolive Co.	4,665	346
	Flowers Foods Inc.	14,872	339
	Keurig Dr Pepper Inc.	11,181	305

Universal Corp.	5,078	254
Coca-Cola Co.	4,389	242
Seaboard Corp.	41	169
Altria Group Inc.	3,049	133
John B Sanfilippo & Son Inc.	1,335	124
* Farmer Brothers Co.	10,041	122
Philip Morris International Inc.	1,619	117
Sysco Corp.	1,080	80
Vector Group Ltd.	5,781	68
* USANA Health Sciences Inc.	988	67
Church & Dwight Co. Inc.	694	55
		5,767
Energy (2.9%)
Exxon Mobil Corp.	8,345	571
Chevron Corp.	2,561	302
ONEOK Inc.	3,803	271
Phillips 66	2,297	227
Kinder Morgan Inc.	6,717	136
* Par Pacific Holdings Inc.	1,333	29
		1,536
Financial Services (30.4%)
2 Western Union Co.	37,106	821
Public Storage	3,046	806
TPG RE Finance Trust Inc.	40,250	781
Equity Commonwealth	23,020	775
Redwood Trust Inc.	46,307	769
WP Carey Inc.	7,911	710
White Mountains Insurance Group Ltd.	577	612
Cass Information Systems Inc.	11,980	606
Equity LifeStyle Properties Inc.	4,306	580
Sun Communities Inc.	3,626	536
KKR Real Estate Finance Trust Inc.	27,791	526
Jack Henry & Associates Inc.	3,552	515
AGNC Investment Corp.	31,596	470
Waterstone Financial Inc.	27,449	455
AMERISAFE Inc.	5,786	398
State Auto Financial Corp.	12,388	396
Starwood Property Trust Inc.	16,658	390
Capitol Federal Financial Inc.	27,908	376
* Fiserv Inc.	3,400	364
TFS Financial Corp.	20,412	357
Blackstone Mortgage Trust Inc. Class A	10,173	354
Equity Residential	4,173	354
United Fire Group Inc.	7,131	322
Apollo Commercial Real Estate Finance Inc.	17,248	320
Annaly Capital Management Inc.	37,251	309
* Columbia Financial Inc.	19,921	302
Alexander's Inc.	657	248
Extra Space Storage Inc.	1,979	241
Fidelity National Information Services Inc.	1,195	163
Dynex Capital Inc.	10,682	151
Granite Point Mortgage Trust Inc.	7,719	141
Easterly Government Properties Inc.	6,074	125
Ellington Financial Inc.	7,057	123
Marsh & McLennan Cos. Inc.	1,139	114
Brown & Brown Inc.	2,874	106

AG Mortgage Investment Trust Inc.	7,027	105
UDR Inc.	2,065	100
Cherry Hill Mortgage Investment Corp.	7,785	94
Kearny Financial Corp.	7,160	90
MFA Financial Inc.	12,463	89
Ladder Capital Corp. Class A	5,271	88
Southern National Bancorp of Virginia Inc.	5,747	84
PCSB Financial Corp.	3,787	75
Highwoods Properties Inc.	1,678	73
HomeTrust Bancshares Inc.	2,832	71
Aflac Inc.	1,374	69
PennyMac Mortgage Investment Trust	3,054	67
Level One Bancorp Inc.	2,764	65
* HarborOne Bancorp Inc.	6,316	63
* Spirit of Texas Bancshares Inc.	2,557	53
Bank of Hawaii Corp.	560	46
CorEnergy Infrastructure Trust Inc.	910	41
Erie Indemnity Co. Class A	175	38
Getty Realty Corp.	1,206	38
Two Harbors Investment Corp.	2,781	35
Washington REIT	1,093	29
Financial Institutions Inc.	953	28
BankFinancial Corp.	2,321	27
Bank of Princeton	1,003	27
Duke Realty Corp.	785	26
FS Bancorp Inc.	519	25
CBTX Inc.	794	21
		16,183
Health Care (9.1%)
Johnson & Johnson	6,077	780
Eli Lilly & Co.	6,746	762
Merck & Co. Inc.	6,845	592
Pfizer Inc.	12,079	429
Quest Diagnostics Inc.	3,837	393
National Research Corp.	5,614	359
National HealthCare Corp.	3,954	320
Zoetis Inc.	1,776	225
Phibro Animal Health Corp. Class A	10,400	215
* Laboratory Corp. of America Holdings	828	139
Atrion Corp.	165	128
Universal Health Services Inc. Class B	722	104
STERIS plc	662	102
US Physical Therapy Inc.	758	101
* Providence Service Corp.	1,574	88
* Myriad Genetics Inc.	2,459	58
* Elanco Animal Health Inc.	1,751	46
Chemed Corp.	27	12
		4,853
Materials & Processing (4.1%)
Royal Gold Inc.	6,783	905
Newmont Goldcorp Corp.	20,111	802
Ecolab Inc.	966	199
* Lawson Products Inc.	3,164	115
* Novagold Resources Inc.	11,975	89
International Flavors & Fragrances Inc.	412	45
Gold Resource Corp.	5,994	21

*	Masonite International Corp.	267	14
			2,190
Producer Durables (7.0%)
	Republic Services Inc. Class A	8,918	796
	MAXIMUS Inc.	7,665	590
	Ship Finance International Ltd.	24,401	343
	Waste Management Inc.	2,767	330
	Genpact Ltd.	7,038	288
	Hackett Group Inc.	16,077	259
	Paychex Inc.	2,907	238
	AMETEK Inc.	1,934	166
	Kimball International Inc. Class B	8,684	153
*	ExlService Holdings Inc.	2,163	147
	Douglas Dynamics Inc.	2,257	94
	Honeywell International Inc.	527	87
	Northrop Grumman Corp.	194	71
	Ennis Inc.	3,250	65
*	Target Hospitality Corp.	5,796	35
	CSW Industrials Inc.	283	19
	Accenture plc Class A	79	16
*	Information Services Group Inc.	2,210	6
			3,703
Technology (10.5%)
	Citrix Systems Inc.	8,638	803
	Amdocs Ltd.	12,363	800
*	Model N Inc.	19,353	554
	Motorola Solutions Inc.	2,913	527
	L3Harris Technologies Inc.	1,977	418
	NIC Inc.	16,177	337
*,2 Viavi Solutions Inc.		23,390	325
*	Mitek Systems Inc.	24,510	249
	InterDigital Inc.	4,799	236
*	VeriSign Inc.	938	191
	Park Aerospace Corp.	9,656	163
*	F5 Networks Inc.	1,189	153
	Cognizant Technology Solutions Corp. Class A	1,950	120
*	Synopsys Inc.	690	98
	Juniper Networks Inc.	4,085	95
*	EchoStar Corp. Class A	2,132	90
*	NetScout Systems Inc.	3,972	88
*	Black Knight Inc.	1,122	70
	Cisco Systems Inc.	1,375	64
*	TechTarget Inc.	2,613	62
	ADTRAN Inc.	4,588	47
	NVE Corp.	666	43
*	ChannelAdvisor Corp.	3,882	33
*	Tucows Inc. Class A	291	15
	CDK Global Inc.	303	13
			5,594
Utilities (9.5%)
	Verizon Communications Inc.	14,105	820
	Evergy Inc.	11,364	739
	SJW Group	10,058	687
	NextEra Energy Inc.	2,145	470
	Southern Co.	4,724	275
	Duke Energy Corp.	2,928	272

American Electric Power Co. Inc.	2,959	270
CMS Energy Corp.	3,591	226
American States Water Co.	2,434	225
Unitil Corp.	3,307	200
Xcel Energy Inc.	2,864	184
Hawaiian Electric Industries Inc.	3,865	172
Exelon Corp.	3,137	148
ALLETE Inc.	1,612	138
Ameren Corp.	1,260	97
Public Service Enterprise Group Inc.	1,262	76
Consolidated Edison Inc.	438	39
* Atlantic Power Corp.	9,297	21
		5,059

Total Common Stocks (Cost $49,113)			52,942
	Coupon
Temporary Cash Investment (0.0%)1
Money Market Fund (0.0%)
3 Vanguard Market Liquidity Fund (Cost $1)	2.249%	6	1
Total Investments (99.6%) (Cost $49,114)			52,943
Other Asset and Liabilities-Net (0.4%)			235
Net Assets (100%)			53,178

* Non-income-producing security.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 99.8% and -0.2%, respectively, of net assets.
2 Securities with a value of $983,000 have been segregated as initial margin for open futures contracts.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
				($000)
				Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	September 2019	1	75	(4)
Micro E-mini S&P 500 Index	September 2019	4	58	—
				(4)

U.S. Minimum Volatility ETF

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

At August 31, 2019, 100% of the market value of the fund's investments and derivatives was determined based on Level 1 inputs.